Note 31 - Related party transactions	12 Months Ended
Dec. 31, 2023
Note 31 - Related party transactions
Note 31 - Related party transactions

31      Related party transactions

As of December 31, 2023:

•	San Faustin owned 713,605,187 shares in the Company, representing 60.45% of the Company’s capital and 61.10% of the voting rights.
•

San Faustin owned all of its shares in the Company through its wholly-owned subsidiary Techint, a Luxembourg société à responsabilité limitée, who is the holder of record of the above-mentioned Tenaris shares.

•

Rocca & Partners Stichting Administratiekantoor Aandelen San Faustin, a private foundation located in the Netherlands (Stichting) (“RP STAK”) held voting shares in San Faustin sufficient in number to control San Faustin.

•	No person or group of persons controls RP STAK.

Based on the information most recently available to the Company, Tenaris’s directors and senior management as a group owned 0.07% of the Company’s issued shares.

Transactions and balances disclosed as with “non-consolidated parties” are those with companies over which Tenaris exerts significant influence in accordance with IFRS, but does not have control. Transactions and balances disclosed as with “joint ventures” are those with companies over which Tenaris exerts joint control in accordance with IFRS, but does not have control. All other transactions and balances with related parties which are not non-consolidated parties and which are not consolidated are disclosed as “Other”. The following transactions were carried out with related parties:

		Year ended December 31,
(i)	Transactions	2023	2022	2021
	(a) Sales of goods and services
	Sales of goods to associated companies	56,152	100,019	71,879
	Sales of goods to other related parties	121,679	151,884	76,467
	Sales of services to associated companies	1,564	1,472	1,164
	Sales of services to joint ventures	135	131	130
	Sales of services to other related parties	109,553	109,123	49,268
		289,083	362,629	198,908
	(b) Purchases of goods and services
	Purchases of goods to associated companies	324,556	555,257	225,319
	Purchases of goods to joint ventures	72,741	101,620	69,610
	Purchases of goods to other related parties	61,366	51,040	32,453
	Purchases of services to associated companies	13,349	13,759	9,763
	Purchases of services to other related parties	76,751	36,767	13,806
		548,763	758,443	350,951
	(c) Financial Results
	Income from joint ventures	5,645	3,804	2,867
		5,645	3,804	2,867

	(d) Dividends
	Dividends received from associated companies	69,216	64,189	78,926
	Dividends distributed to Techint Holdings S.àr.l.	385,347	321,122	192,673

		At December 31,
(ii)	Period-end balances	2023	2022
	(a) Arising from sales / purchases of goods / services
	Receivables from associated companies	7,589	9,012
	Receivables from joint ventures	63,374	60,123
	Receivables from other related parties	62,986	78,370
	Payables to associated companies	(21,012)	(113,738)
	Payables to joint ventures	(28,361)	(28,490)
	Payables to other related parties	(11,488)	(13,283)
		73,088	(8,006)
	(b) Financial debt
	Finance lease liabilities from associated companies	(1,459)	(1,650)
	Finance lease liabilities from other related parties	(375)	(483)
		(1,834)	(2,133)

In addition to the tables above, the Company issued various guarantees in favor of Techgen; for further details, please see note 14 (c and d) and note 27 (ii) to these Consolidated Financial Statements. No other material guarantees were issued in favor of other related parties.

Directors and senior management compensation

During the years ended December 31, 2023, 2022 and 2021, the cash compensation of Directors and Senior managers amounted to $47.5 million, $35.2 million and $37.7 million respectively. These amounts include cash benefits paid to certain senior managers in connection with the pre-existing retirement plans. In addition, Directors and Senior managers received 388, 437 and 382 thousand units for a total amount of $5.6 million, $5.1 million and $3.9 million respectively in connection with the Employee retention and long-term incentive program mentioned in note II.P.3 “Employee benefits – Other long-term benefits” to these Consolidated Financial Statements.